PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Oct. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

At October 31, 2021 and 2020, prepaid expenses and other current assets consisted of the following:

	October 31, 2021	October 31, 2020
Prepaid professional fees (1)	$133,683	$457,123
Prepaid directors and officers' liability insurance premium	214,188	—
Recoverable VAT	67,105	—
Other	50,674	37,353
	$465,650	$494,476

(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.